Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Unrealized loss on hedges, income tax benefit (provision)					$ 386
Reclassification adjustment for hedge gains (losses) included in net income (loss), income tax benefit (provision)	$ (18,123)	[1]	$ 10,580	[1]	$ 10,729	[1]

[1]	Included in "Gain (loss) from oil and natural gas hedging activities" in our consolidated statements of operations.